Net loss per share (Details 2)	12 Months Ended
	Dec. 31, 2014	Dec. 31, 2013	Dec. 31, 2012
Non-vested ordinary shares, RSUs, and Options
Anti-dilutive securities
Anti-dilutive securities	63,453,677	33,084,709	27,484,412
Warrants-C
Anti-dilutive securities
Anti-dilutive securities	0	0	8,303,024